UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

Deutsche Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  1/31

Date of reporting period:  4/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2015 (Unaudited)

Deutsche Core Plus Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 34.5%
Consumer Discretionary 4.0%
Ally Financial, Inc.:
3.25%, 2/13/2018		100,000	99,875
4.125%, 3/30/2020		85,000	85,425
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	74,287
7.0%, 5/20/2022		200,000	214,200
APX Group, Inc., 6.375%, 12/1/2019		35,000	34,913
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		55,000	58,885
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		55,000	51,975
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		150,000	148,500
5.5%, 4/1/2023		35,000	35,689
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		235,000	245,096
5.165%, 8/1/2044		285,000	302,921
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		115,000	113,850
144A, 5.375%, 5/1/2025		85,000	83,512
144A, 5.875%, 5/1/2027		145,000	142,825
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		300,000	300,435
144A, 6.375%, 9/15/2020		595,000	626,981
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		40,000	41,900
Series B, 6.5%, 11/15/2022		385,000	407,137
Series B, 7.625%, 3/15/2020		585,000	615,712
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,131
Columbus International, Inc., 144A, 7.375%, 3/30/2021		500,000	544,375
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		20,000	19,250
D.R. Horton, Inc., 4.0%, 2/15/2020		35,000	35,525
Dana Holding Corp., 5.5%, 12/15/2024		65,000	66,788
DISH DBS Corp.:
4.25%, 4/1/2018		55,000	55,985
5.0%, 3/15/2023		205,000	194,237
7.875%, 9/1/2019		235,000	265,256
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		140,000	146,650
144A, 5.75%, 3/1/2023		122,500	128,625
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		100,000	100,650
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022 (b)		475,000	477,375
Harron Communications LP, 144A, 9.125%, 4/1/2020		25,000	27,438
HD Supply, Inc.:
7.5%, 7/15/2020		35,000	37,538
11.5%, 7/15/2020		110,000	128,700
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	27,125
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		225,000	222,469
11.25%, 3/1/2021		45,000	45,900
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		25,000	24,125
Lennar Corp., 4.75%, 5/30/2025		70,000	69,475
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		65,000	69,225
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		25,000	25,375
Mediacom Broadband LLC, 6.375%, 4/1/2023		25,000	26,500
MGM Resorts International:
6.625%, 12/15/2021		355,000	379,850
6.75%, 10/1/2020		30,000	32,288
8.625%, 2/1/2019		160,000	184,200
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		50,000	50,275
Numericable-SFR:
144A, 4.875%, 5/15/2019		400,000	403,500
144A, 6.25%, 5/15/2024		480,000	493,205
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		30,000	31,875
Quebecor Media, Inc., 5.75%, 1/15/2023		35,000	36,138
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023 (b)		5,000	5,100
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		25,000	25,250
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		35,000	37,100
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		440,000	459,250
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	54,381
Starz LLC, 5.0%, 9/15/2019		30,000	30,750
Suburban Propane Partners LP, 5.75%, 3/1/2025		50,000	51,750
Time Warner Cable, Inc., 7.3%, 7/1/2038		360,000	398,776
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		45,000	44,325
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		370,000	387,112
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		35,000	38,805

			9,571,765
Consumer Staples 1.1%
Cencosud SA, 144A, 4.875%, 1/20/2023 (b)		500,000	509,433
Chiquita Brands International, Inc., 7.875%, 2/1/2021		16,000	17,480
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		75,000	72,098
144A, 6.75%, 1/1/2020		65,000	68,088
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		250,000	271,000
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		100,000	105,500
144A, 8.25%, 2/1/2020		275,000	292,187
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	97,750
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		500,000	498,750
144A, 12.25%, 2/10/2022		500,000	549,500
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		65,000	66,625
Smithfield Foods, Inc., 6.625%, 8/15/2022		3,000	3,233
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	64,500
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020 (b)		300,000	60,000

			2,676,144
Energy 5.4%
Afren PLC, 144A, 10.25%, 4/8/2019 *		1,081,000	464,830
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		115,000	114,425
5.375%, 11/1/2021		1,045,000	1,055,450
144A, 5.625%, 6/1/2023 (b)		65,000	66,381
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		25,000	24,375
144A, 5.625%, 6/1/2024		30,000	29,025
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	28,787
6.75%, 11/1/2020		35,000	29,225
California Resources Corp.:
5.0%, 1/15/2020 (b)		50,000	47,250
5.5%, 9/15/2021		108,000	102,330
6.0%, 11/15/2024		45,000	42,300
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	76,125
Chaparral Energy, Inc., 7.625%, 11/15/2022		60,000	48,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		210,000	205,275
6.125%, 2/15/2021		15,000	15,075
6.625%, 8/15/2020		70,000	72,100
Concho Resources, Inc., 5.5%, 4/1/2023		125,000	126,719
Continental Resources, Inc., 3.8%, 6/1/2024		80,000	76,869
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		30,000	31,350
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,000,000	1,141,884
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		1,000,000	1,013,750
Ecopetrol SA, 5.875%, 9/18/2023		1,000,000	1,086,250
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		55,000	54,862
144A, 8.125%, 9/15/2023		30,000	31,125
EV Energy Partners LP, 8.0%, 4/15/2019		330,000	316,800
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		200,000	170,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		30,000	30,525
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (c)		125,000	130,078
8.875%, 5/15/2021		215,000	167,915
9.75%, 7/15/2020		45,000	36,900
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		60,000	58,200
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		60,000	50,700
Kinder Morgan, Inc.:
3.05%, 12/1/2019		500,000	504,971
5.55%, 6/1/2045		330,000	329,471
Laredo Petroleum, Inc., 6.25%, 3/15/2023		95,000	98,325
Linn Energy LLC, 6.25%, 11/1/2019		110,000	92,950
MEG Energy Corp., 144A, 7.0%, 3/31/2024		365,000	359,598
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		60,000	58,200
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		55,000	58,905
Newfield Exploration Co., 5.375%, 1/1/2026		50,000	52,000
Noble Holding International Ltd., 4.0%, 3/16/2018		30,000	30,640
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	9,588
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	190,500
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		205,000	208,587
6.875%, 1/15/2023		70,000	71,050
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		600,000	528,000
ONEOK Partners LP, 4.9%, 3/15/2025 (b)		150,000	152,521
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		200,000	144,500
Regency Energy Partners LP, 5.0%, 10/1/2022		40,000	42,900
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	253,780
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		15,000	15,600
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		150,000	155,700
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		120,000	122,740
144A, 5.625%, 3/1/2025		80,000	80,444
5.75%, 5/15/2024		200,000	202,000
SESI LLC, 7.125%, 12/15/2021		185,000	192,400
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		20,000	20,375
Sunoco LP, 144A, 6.375%, 4/1/2023		40,000	41,600
Talos Production LLC, 144A, 9.75%, 2/15/2018		65,000	55,900
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		25,000	25,062
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		85,000	88,612
Tesoro Corp., 4.25%, 10/1/2017		35,000	36,225
Transocean, Inc., 4.3%, 10/15/2022 (b)		920,000	702,650
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		1,000,000	1,060,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		45,000	38,475
Whiting Petroleum Corp.:
5.75%, 3/15/2021		65,000	65,935
144A, 6.25%, 4/1/2023		130,000	134,147

			13,169,231
Financials 7.7%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		275,000	278,437
American International Group, Inc., 4.375%, 1/15/2055		220,000	213,507
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	208,500
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		500,000	513,750
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		250,000	231,250
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	311,987
Bank of China Ltd., 144A, 5.0%, 11/13/2024		400,000	419,885
Barclays Bank PLC, 7.625%, 11/21/2022		1,490,000	1,745,535
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		500,000	523,740
144A, 6.75%, 9/30/2022		800,000	909,000
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		900,000	905,663
CIT Group, Inc., 3.875%, 2/19/2019		1,200,000	1,189,500
Corpbanca SA, 144A, 3.875%, 9/22/2019		500,000	513,455
Credit Agricole SA, 144A, 7.875%, 1/29/2049		845,000	903,582
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	525,700
E*TRADE Financial Corp., 4.625%, 9/15/2023		65,000	66,381
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		310,000	316,182
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		705,000	751,153
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		790,000	807,775
6.375%, 3/29/2049		200,000	206,500
6.375%, 12/29/2049		600,000	620,400
International Lease Finance Corp.:
3.875%, 4/15/2018		570,000	582,825
6.25%, 5/15/2019		10,000	11,050
8.75%, 3/15/2017		200,000	222,220
Legg Mason, Inc., 5.625%, 1/15/2044		220,000	252,219
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,705,000	1,944,119
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	57,466
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		460,000	485,529
Navient Corp., 5.5%, 1/25/2023 (b)		1,140,000	1,097,250
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		1,010,000	1,055,450
Popular, Inc., 7.0%, 7/1/2019		45,000	45,450
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		530,000	536,217
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		250,000	240,875

			18,692,552
Health Care 2.0%
Actavis Funding SCS, 4.75%, 3/15/2045		12,000	12,131
Biomet, Inc.:
6.5%, 8/1/2020		55,000	58,231
6.5%, 10/1/2020		15,000	15,713
Community Health Systems, Inc.:
5.125%, 8/15/2018		400,000	415,000
6.875%, 2/1/2022 (b)		620,000	657,975
7.125%, 7/15/2020		310,000	332,475
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	30,450
Endo Finance LLC:
144A, 5.375%, 1/15/2023		65,000	63,944
144A, 6.0%, 2/1/2025 (b)		50,000	51,281
HCA, Inc.:
5.25%, 4/15/2025		15,000	16,256
6.5%, 2/15/2020		600,000	684,000
7.5%, 2/15/2022		495,000	579,150
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,600
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		740,000	708,550
144A, 4.875%, 4/15/2020		45,000	45,731
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		60,000	64,125
Tenet Healthcare Corp., 6.25%, 11/1/2018		155,000	167,749
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		105,000	107,691
144A, 5.875%, 5/15/2023		100,000	102,625
144A, 6.125%, 4/15/2025		285,000	294,084
144A, 7.5%, 7/15/2021		400,000	434,000

			4,882,761
Industrials 2.7%
ADT Corp.:
5.25%, 3/15/2020		105,000	110,775
6.25%, 10/15/2021		30,000	32,250
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		85,000	91,162
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	28,425
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		50,000	50,000
Belden, Inc., 144A, 5.5%, 9/1/2022		60,000	61,650
Bombardier, Inc.:
144A, 5.5%, 9/15/2018		30,000	30,338
144A, 5.75%, 3/15/2022		225,000	213,187
144A, 7.5%, 3/15/2025		30,000	29,738
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	25,188
DP World Ltd., 144A, 6.85%, 7/2/2037		750,000	842,632
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	174,500
EnerSys, 144A, 5.0%, 4/30/2023		15,000	15,188
FTI Consulting, Inc., 6.0%, 11/15/2022		35,000	37,275
Gates Global LLC, 144A, 6.0%, 7/15/2022		60,000	55,950
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	722,750
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		70,000	72,975
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	73,150
Meritor, Inc., 6.75%, 6/15/2021		35,000	36,575
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		400,000	368,000
Noble Group Ltd., 144A, 6.625%, 8/5/2020 (b)		500,000	501,250
Odebrecht Offshore Drilling Finance Ltd.:
144A, 6.625%, 10/1/2022		474,500	405,697
144A, 6.75%, 10/1/2022		232,525	200,623
Oshkosh Corp., 144A, 5.375%, 3/1/2025		10,000	10,375
Ply Gem Industries, Inc., 6.5%, 2/1/2022		45,000	42,975
SBA Communications Corp., 5.625%, 10/1/2019		35,000	36,750
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		200,000	204,000
Titan International, Inc., 6.875%, 10/1/2020		45,000	40,838
TransDigm, Inc.:
6.0%, 7/15/2022		215,000	216,344
6.5%, 7/15/2024		500,000	507,425
7.5%, 7/15/2021		65,000	69,875
United Rentals North America, Inc.:
4.625%, 7/15/2023		45,000	45,619
6.125%, 6/15/2023		25,000	26,206
7.625%, 4/15/2022		765,000	843,412
USG Corp., 144A, 5.5%, 3/1/2025		5,000	5,250
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		85,000	92,012
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		80,000	85,000

			6,405,359
Information Technology 2.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	21,025
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		280,000	299,250
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		40,000	41,600
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		15,000	15,492
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	59,638
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		45,000	44,663
CDW LLC, 6.0%, 8/15/2022		70,000	75,425
CyrusOne LP, 6.375%, 11/15/2022		15,000	15,806
EarthLink Holdings Corp., 7.375%, 6/1/2020		45,000	46,800
Equinix, Inc., 5.375%, 4/1/2023		520,000	536,900
First Data Corp.:
144A, 6.75%, 11/1/2020		766,000	815,790
144A, 7.375%, 6/15/2019		495,000	514,181
144A, 8.75%, 1/15/2022		45,000	48,150
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		60,000	61,650
KLA-Tencor Corp., 4.65%, 11/1/2024		800,000	827,618
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		85,000	85,297
144A, 5.625%, 1/15/2026		65,000	64,187
Open Text Corp., 144A, 5.625%, 1/15/2023		70,000	72,625
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		50,000	50,563
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		860,000	910,239
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		1,000,000	1,029,101
VeriSign, Inc., 144A, 5.25%, 4/1/2025 (b)		40,000	41,348

			5,677,348
Materials 3.8%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		740,000	758,897
144A, 4.125%, 9/27/2022 (b)		830,000	834,134
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,067,500
Berry Plastics Corp., 5.5%, 5/15/2022		275,000	284,969
Cascades, Inc., 144A, 5.5%, 7/15/2022		45,000	45,563
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		400,000	429,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		90,000	91,575
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		80,000	81,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		69,000	64,170
144A, 7.0%, 2/15/2021		75,000	69,938
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		800,000	806,498
Hexion, Inc.:
6.625%, 4/15/2020		290,000	271,150
8.875%, 2/1/2018		60,000	53,475
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,000,000	985,000
Novelis, Inc., 8.75%, 12/15/2020		655,000	699,212
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	51,250
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		80,000	83,600
Polymer Group, Inc., 7.75%, 2/1/2019		92,000	94,990
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		765,000	799,425
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		800,000	784,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,275
144A, 5.625%, 10/1/2024		15,000	16,125
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	775,181

			9,177,927
Telecommunication Services 4.7%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	5,000,000	322,839
AT&T, Inc.:
2.45%, 6/30/2020 (c)		190,000	189,787
3.4%, 5/15/2025 (c)		320,000	316,620
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,000,000	1,083,034
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		15,000	15,802
Cincinnati Bell, Inc., 8.75%, 3/15/2018		139,000	142,086
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		550,000	520,781
144A, 8.25%, 9/30/2020		200,000	206,280
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	44,663
6.875%, 1/15/2025 (b)		210,000	203,383
7.125%, 1/15/2023		285,000	286,425
8.5%, 4/15/2020		475,000	526,062
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	43,900
7.625%, 6/15/2021		130,000	144,950
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		460,000	432,975
7.5%, 4/1/2021		705,000	732,319
Intelsat Luxembourg SA, 8.125%, 6/1/2023		15,000	13,730
Level 3 Communications, Inc., 8.875%, 6/1/2019		190,000	199,025
Level 3 Financing, Inc.:
5.375%, 8/15/2022		210,000	214,462
144A, 5.375%, 5/1/2025		55,000	54,931
6.125%, 1/15/2021		250,000	264,687
7.0%, 6/1/2020		160,000	171,400
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	197,000
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		1,000,000	1,027,660
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		60,000	56,700
144A, 7.0%, 3/1/2020		500,000	553,125
144A, 9.0%, 11/15/2018		105,000	119,470
Sprint Corp., 7.125%, 6/15/2024		675,000	648,844
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		215,000	220,803
6.625%, 11/15/2020		445,000	464,469
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		250,000	259,937
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		145,000	147,356
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		315,000	342,169
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		80,000	79,600
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		35,000	37,188
Windstream Corp.:
6.375%, 8/1/2023		45,000	39,713
7.5%, 4/1/2023		15,000	14,213
7.75%, 10/15/2020 (b)		835,000	857,962
7.75%, 10/1/2021		125,000	122,812
Zayo Group LLC, 144A, 6.0%, 4/1/2023		70,000	70,350

			11,389,512
Utilities 0.8%
Calpine Corp.:
5.375%, 1/15/2023		75,000	75,656
5.75%, 1/15/2025		75,000	75,379
Dynegy, Inc., 144A, 7.625%, 11/1/2024		15,000	16,125
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		300,000	303,375
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		250,000	262,500
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025 (c)		250,000	252,813
NGL Energy Partners LP, 5.125%, 7/15/2019		60,000	58,950
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		610,000	623,725
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		60,000	58,950
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		250,000	272,825

			2,000,298

Total Corporate Bonds (Cost $84,568,807)			83,642,897
Mortgage-Backed Securities Pass-Throughs 21.9%
Federal Home Loan Mortgage Corp.:
3.5%, 10/1/2042 (c)		2,500,000	2,615,820
5.5%, 6/1/2035		3,580,996	4,069,326
Federal National Mortgage Association:
3.5%, 10/1/2042 (c)		3,000,000	3,143,438
4.0%, 9/1/2040		3,158,041	3,394,647
5.5%, with various maturities from 12/1/2032 until 8/1/2037		3,437,174	3,909,311
6.5%, with various maturities from 9/1/2016 until 6/1/2017		85,290	89,061
Government National Mortgage Association:
3.0%, 2/1/2043 (c)		17,400,000	17,890,734
3.5%, 3/1/2043 (c)		17,000,000	17,935,000

Total Mortgage-Backed Securities Pass-Throughs (Cost $52,387,360)			53,047,337
Asset-Backed 2.1%
Automobile Receivables 0.8%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		1,200,000	1,194,645
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		810,000	810,005

			2,004,650
Miscellaneous 1.3%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.907% **, 1/17/2024		500,000	500,491
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		813,307	802,429
JPMorgan Mortgage Acquisition Trust, "A3", Series 2007-CH5, 0.284% *, 5/25/2037		1,473,378	1,437,581
Voya CLO Ltd., "C", Series 2015-1A, 144A, 3.675%, 4/18/2027		500,000	474,506

			3,215,007

Total Asset-Backed (Cost $5,236,056)			5,219,657
Commercial Mortgage-Backed Securities 5.0%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.843% **, 7/10/2044		175,000	180,255
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 2.808%, 4/10/2028		1,000,000	1,025,000
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046		200,000	215,399
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.182% **, 3/15/2018		325,000	325,813
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, 0.678%, 12/25/2024		7,998,283	358,221
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	158,947
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-C1, 5.716%, 2/15/2051		1,361,786	1,445,393
“J”, Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		1,000,000	0
“K”, Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		2,380,000	0
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		2,648,121	2,774,892
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.029% **, 6/12/2050		826,318	858,397
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-C27, 3.19%, 2/15/2048		1,110,000	1,134,216
WFRBS Commercial Mortgage Trust:
"A5", Series 2013-C14, 3.337%, 6/15/2046		2,000,000	2,096,208
"A5", Series 2014-C23, 3.917%, 10/15/2057		1,500,000	1,621,685

Total Commercial Mortgage-Backed Securities (Cost $14,696,627)			12,194,426
Collateralized Mortgage Obligations 14.1%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		313,435	217,856
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.474% **, 2/25/2025		2,000,000	2,058,074
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		810,876	582,928
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,945,154	261,619
"ZT", Series 4165, 3.0%, 2/15/2043		1,238,645	1,135,225
"ZG", Series 4213, 3.5%, 6/15/2043		1,418,701	1,421,695
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		2,210,967	389,287
"UA", Series 4298, 4.0%, 2/15/2054		1,093,268	1,124,344
"EZ", Series 3707, 5.0%, 8/15/2040		330,235	331,338
"MS", Series 3055, Interest Only, 6.419% ***, 10/15/2035		2,409,520	458,417
"SP", Series 4047, Interest Only, 6.469% ***, 12/15/2037		1,603,319	295,987
"SG", Series 3859, Interest Only, 6.519% ***, 11/15/2039		3,030,195	465,737
"JS", Series 3572, Interest Only, 6.619% ***, 9/15/2039		1,130,657	176,348
Federal National Mortgage Association:
"HZ", Series 2013-63, 2.5%, 6/25/2043		1,966,933	1,607,007
"HZ", Series 2013-31, 3.0%, 2/25/2043		1,299,931	1,324,774
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,658,101
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,154,554	208,604
"KZ", Series 2010-134, 4.5%, 12/25/2040		875,500	910,525
"SI", Series 2007-23, Interest Only, 6.589% ***, 3/25/2037		449,604	63,996
"YI", Series 2008-36, Interest Only, 7.019% ***, 7/25/2036		3,298,190	652,902
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.774% **, 4/25/2024		2,000,000	1,982,596
"M3", Series 2014-DN4, 4.724% **, 10/25/2024		960,000	1,007,022
Government National Mortgage Association:
"AO", Series 2013-10, Principal Only, Zero Coupon, 1/20/2043		1,883,286	1,355,882
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,048,718
"HX", Series 2012-91, 3.0%, 9/20/2040		2,321,827	2,420,597
"AZ", Series 2014-22, 3.5%, 11/16/2042		2,291,556	2,300,358
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		8,749,045	1,030,114
"HZ", Series 2012-56, 3.5%, 6/20/2040		962,561	1,000,630
"GC", Series 2010-101, 4.0%, 8/20/2040		1,000,000	1,078,204
"ME", Series 2014-4, 4.0%, 1/16/2044		1,000,000	1,113,079
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,123,981	186,556
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		2,838,150	270,650
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	897,520
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		2,272,248	131,395
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		2,030,689	239,134
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		921,295	190,541
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,184,690	230,737
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		380,905	3,059
"PZ", Series 2010-106, 4.75%, 8/20/2040		1,102,872	1,202,108
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		445,419	77,204
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,463,285	250,449
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		363,198	70,267
"AI", Series 2007-38, Interest Only, 6.278% ***, 6/16/2037		383,281	68,926
"SB", Series 2014-81, 15.683% **, 6/20/2044		477,087	630,806

Total Collateralized Mortgage Obligations (Cost $33,564,720)			34,131,316
Government & Agency Obligations 26.3%
Sovereign Bonds 10.1%
Dominican Republic, 144A, 6.85%, 1/27/2045		1,100,000	1,149,500
Government of Malaysia, 144A, 3.043%, 4/22/2025		1,000,000	995,570
Government of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	16,600,000	3,017,651
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	232,905
Kingdom of Portugal, 144A, REG S, 4.1%, 2/15/2045	EUR	3,200,000	4,381,421
Kingdom of Spain-Inflation Linked Bond, 144A, REG S, 1.0%, 11/30/2030	EUR	4,026,519	4,769,389
Kommunalbanken AS, 144A, 2.125%, 4/23/2025		3,400,000	3,340,078
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	101,750
144A, 7.65%, 6/15/2035		200,000	210,500
Republic of Hungary:
4.0%, 3/25/2019		200,000	208,750
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	98,093
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	2,160,000	2,635,770
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	1,400,000	409,400
Republic of Singapore, 2.75%, 4/1/2042	SGD	683,000	509,401
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	214,920
144A, 5.5%, 10/26/2022		200,000	230,788
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	3,300,000	284,056
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	200,000
Republic of Turkey:
4.875%, 4/16/2043		250,000	241,250
5.625%, 3/30/2021		250,000	272,725
8.5%, 7/10/2019	TRY	990,000	358,943
Republic of Uruguay, 5.1%, 6/18/2050		140,000	142,520
United Mexican States:
3.6%, 1/30/2025		300,000	304,200
4.6%, 1/23/2046		200,000	199,250

			24,508,830
U.S. Government Sponsored Agency 1.1%
Federal National Mortgage Association, 3.0%, 11/15/2027		2,750,000	2,694,119
U.S. Treasury Obligations 15.1%
U.S. Treasury Bills:
0.06% ****, 8/13/2015 (d)		1,880,000	1,879,932
0.085% ****, 6/11/2015 (d)		450,000	449,997
U.S. Treasury Bonds:
2.5%, 2/15/2045		800,000	760,000
3.0%, 11/15/2044		317,000	333,568
3.125%, 8/15/2044		491,000	528,784
U.S. Treasury Notes:
1.0%, 8/31/2016 (e) (f)		16,683,000	16,812,026
1.0%, 9/30/2016		3,000,000	3,024,375
1.25%, 1/31/2020		65,000	64,508
1.625%, 7/31/2019		498,000	504,381
1.625%, 12/31/2019		798,000	806,105
2.0%, 2/15/2025		350,000	348,578
2.25%, 11/15/2024		3,647,000	3,714,528
2.5%, 5/15/2024		7,047,000	7,337,139

			36,563,921

Total Government & Agency Obligations (Cost $63,019,958)			63,766,870
Municipal Bonds and Notes 7.5%
Arizona, State Transportation Board, Highway Revenue, 5.0%, 7/1/2033		3,000,000	3,482,970
Atlanta, GA, Water & Wastewater Revenue, 5.0%, 11/1/2034		3,000,000	3,448,050
California, State General Obligation:
5.0%, 3/1/2032		2,140,000	2,490,254
5.0%, 3/1/2033		860,000	997,583
Honolulu City & County, HI, General Obligation, Series A, 5.0%, 10/1/2035		365,000	425,984
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,735,789	1,782,950
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2032		500,000	577,410
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033		290,000	334,472
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,907,673
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	899,071
4.875%, 9/15/2017		315,000	341,986
Ventura County, CA, Community College District, 5.0%, 8/1/2030		330,000	392,680

Total Municipal Bonds and Notes (Cost $17,497,198)			18,081,083

		Shares	Value ($)
Preferred Stock 0.0%
Consumer Discretionary
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $14,531)		15	15,358
Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.12% (g) (h) (Cost $7,230,273)		7,230,273	7,230,273
Cash Equivalents 7.6%
Central Cash Management Fund, 0.08% (g)		13,533,843	13,533,843
Deutsche Variable NAV Money Fund, 0.25% (g)		501,972	5,020,220

Total Cash Equivalents (Cost $18,554,063)			18,554,063

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $296,769,593) †		122.0	295,883,280
Other Assets and Liabilities, Net		(22.0)	(53,340,002)

Net Assets		100.0	242,543,278

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	1,081,000	USD	1,250,998	464,830

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

***	These securities are shown at their current rate as of April 30, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $297,440,092.  At April 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,556,812.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,411,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,968,050.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2015 amounted to $7,001,664, which is 2.9% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At April 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(f)	At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended April 30, 2015 is as follows:

Affiliate	Value ($) at 1/31/2015	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 4/30/2015
Central Cash Management Fund	18,808,614	68,233,757	73,508,528	—	1,569	13,533,843
Deutsche Variable NAV Money Fund	5,017,589	2,631	—	—	2,756	5,020,220
Total	23,826,203	68,236,388	73,508,528	—	4,325	18,554,063

At April 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year Australian Bond	AUD	6/15/2015	58	5,932,804	(109,982)
10 Year U.S. Treasury Note	USD	6/19/2015	112	14,378,000	22,167
Ultra Long U.S. Treasury Bond	USD	6/19/2015	44	7,238,000	(189,472)
United Kingdom Long Gilt Bond	GBP	6/26/2015	30	5,439,424	(36,174)
Total net unrealized depreciation					(313,461)

At April 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Euro-BOBL German Federal Government Bond	EUR	6/8/2015	72	10,412,861	36,005
Euro-BTP Italian Government Bond	EUR	6/8/2015	62	9,633,558	104,913
Euro-OAT French Government Bond	EUR	6/8/2015	67	11,602,868	2,545
Total unrealized appreciation					143,463

At April 30, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (i)

Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,900,000	1	5/5/2016	66,228	(2,855)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000	1	3/15/2016	42,627	(271)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000	2	3/15/2016	69,620	(271)
Total Call Options					178,475	(3,397)

Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000	1	3/15/2016	42,627	(12,392)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000	2	3/15/2016	15,045	(12,392)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,900,000	1	5/5/2016	66,228	(207,993)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	4,800,000	3	12/2/2015	104,160	(261,878)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	5,300,000	1	8/6/2015	49,555	(240,063)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	4,800,000	3	11/9/2015	96,240	(291,590)
Pay Fixed - 2.796% - Receive Floating - 3-Month LIBOR	6/5/2015 6/5/2045	5,300,000	2	6/3/2015	56,710	(307,724)
Pay Fixed - 2.88% -Receive Floating - LIBOR	9/30/2015 9/30/2045	4,800,000	4	9/28/2015	100,430	(404,765)
Total Put Options					530,995	(1,738,797)

Total					709,470	(1,742,194)

(i) Unrealized depreciation on written options on interest rate swap contracts at April 30, 2015 was $1,032,724.
At April 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

4/15/2015 6/20/2020	70,0005	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB-	7,154	6,915	239
12/22/2014 3/20/2020	120,0006	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	21,512	18,671	2,841
Total unrealized appreciation					3,080

(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2/3/2015 2/3/2045	5,300,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(605,888)	(605,888)
1/28/2015 1/28/2045	5,900,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(743,645)	(743,645)
12/16/2015 9/18/2017	3,900,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(26,706)	(30,897)
12/16/2015 9/16/2025	19,300,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(616,112)	(505,567)
12/16/2015 9/16/2020	20,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	354,526	364,563
6/17/2015 6/17/2045	11,541,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(106,383)	(116,818)
12/16/2015 9/17/2035	15,800,000	Floating — 3-Month LIBOR	Fixed — 2.938%	986,805	630,068
12/16/2015 9/18/2045	15,800,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,328,148	784,173
Total net unrealized depreciation				(224,011)

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Morgan Stanley
5	Barclays Bank PLC
6	Credit Suisse
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2015 is 0.28%.
As of April 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,858,856	KRW	2,030,800,000	5/6/2015	35,275	Barclays Bank PLC
KRW	2,030,800,000	USD	1,898,831	5/6/2015	4,701	Barclays Bank PLC
USD	5,656,382	KRW	6,092,400,000	5/6/2015	26,009	Nomura International PLC
NZD	4,800,000	CAD	4,515,303	5/7/2015	81,053	Societe Generale
USD	3,654,375	JPY	437,000,000	5/7/2015	5,751	Societe Generale
USD	4,904,773	JPY	590,000,000	5/7/2015	36,816	Nomura International PLC
USD	3,672,150	SGD	5,000,000	5/7/2015	106,025	Nomura International PLC
CAD	5,548,740	GBP	3,000,000	5/7/2015	6,147	Morgan Stanley
EUR	3,900,000	GBP	2,856,477	5/7/2015	4,929	UBS AG
JPY	437,000,000	USD	3,676,099	5/7/2015	15,974	Barclays Bank PLC
JPY	270,000,000	USD	2,272,222	5/7/2015	10,817	Morgan Stanley
SGD	5,000,000	USD	3,778,804	5/7/2015	628	Nomura International PLC
JPY	320,000,000	USD	2,692,977	5/7/2015	12,793	BNP Paribas
INR	77,700,000	USD	1,237,261	5/11/2015	17,015	Commonwealth Bank of Australia
USD	440,862	BRL	1,340,000	5/11/2015	2,140	BNP Paribas
ZAR	17,200,000	USD	1,446,460	5/12/2015	3,531	Morgan Stanley
USD	271,512	ZAR	3,300,000	5/12/2015	5,329	Morgan Stanley
USD	2,807,141	ZAR	34,400,000	5/12/2015	78,718	JPMorgan Chase Securities, Inc.
USD	620,170	BRL	1,950,000	5/26/2015	20,944	Morgan Stanley
USD	621,059	BRL	1,950,000	5/26/2015	20,055	JPMorgan Chase Securities, Inc.
MXN	4,300,000	USD	282,786	5/29/2015	2,987	Barclays Bank PLC
USD	1,412,695	ZAR	17,200,000	6/8/2015	25,095	Morgan Stanley
NZD	4,900,000	USD	3,729,058	6/8/2015	3,442	Societe Generale
ZAR	17,200,000	USD	1,443,377	6/8/2015	5,587	BNP Paribas
MXN	18,250,000	USD	1,220,703	6/8/2015	34,023	BNP Paribas
ZAR	17,200,000	USD	1,443,014	6/8/2015	5,224	Morgan Stanley
GBP	2,800,000	USD	4,322,842	6/8/2015	26,035	Morgan Stanley
AUD	4,700,000	JPY	443,165,350	6/9/2015	2,095	Citigroup, Inc.
MXN	11,040,000	USD	735,762	6/25/2015	18,771	BNP Paribas
ZAR	17,200,000	USD	1,443,958	6/30/2015	11,357	BNP Paribas
USD	1,529,196	CAD	1,857,223	7/13/2015	8,548	Societe Generale
USD	6,276,513	EUR	5,824,400	7/13/2015	269,926	Societe Generale
USD	3,297,015	SEK	27,571,800	7/13/2015	16,483	Societe Generale
Total unrealized appreciation					924,223

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

KRW	6,092,400,000	USD	5,619,267	5/6/2015	(63,124)	Nomura International PLC
GBP	5,431,541	EUR	7,400,000	5/7/2015	(27,095)	Societe Generale
GBP	3,000,000	CAD	5,491,200	5/7/2015	(53,834)	Morgan Stanley
EUR	3,500,000	GBP	2,511,495	5/7/2015	(75,407)	Morgan Stanley
AUD	4,700,000	JPY	430,908,300	5/7/2015	(108,785)	Australia & New Zealand Banking Group Ltd.
CAD	4,445,184	NZD	4,800,000	5/7/2015	(22,941)	Macquarie Bank Ltd.
USD	3,740,697	NZD	4,900,000	5/7/2015	(3,370)	Societe Generale
JPY	444,103,000	AUD	4,700,000	5/7/2015	(1,729)	Citigroup, Inc.
NZD	4,900,000	USD	3,713,514	5/7/2015	(23,813)	Macquarie Bank Ltd.
BRL	1,340,000	USD	438,410	5/11/2015	(4,592)	Morgan Stanley
USD	1,237,261	INR	77,700,000	5/11/2015	(17,014)	Commonwealth Bank of Australia
ZAR	34,400,000	USD	2,802,147	5/12/2015	(83,712)	JPMorgan Chase Securities, Inc.
ZAR	3,300,000	USD	272,318	5/12/2015	(4,523)	JPMorgan Chase Securities, Inc.
USD	1,447,373	ZAR	17,200,000	5/12/2015	(4,443)	Morgan Stanley
BRL	1,950,000	USD	613,246	5/26/2015	(27,868)	Morgan Stanley
BRL	1,950,000	USD	613,208	5/26/2015	(27,906)	BNP Paribas
USD	103,615	MXN	1,573,000	5/29/2015	(1,261)	Citigroup, Inc.
USD	170,387	MXN	2,600,000	5/29/2015	(1,206)	Barclays Bank PLC
USD	1,443,680	ZAR	17,200,000	6/8/2015	(5,890)	BNP Paribas
USD	1,199,711	MXN	18,250,000	6/8/2015	(13,031)	BNP Paribas
PLN	1,590,000	USD	426,085	6/8/2015	(15,092)	UBS AG
GBP	5,714,736	EUR	7,800,000	6/8/2015	(6,991)	UBS AG
USD	396,092	MXN	6,081,200	6/25/2015	(1,149)	BNP Paribas
COP	4,447,500,000	USD	1,851,375	6/30/2015	(6,248)	Morgan Stanley
NOK	27,708,000	USD	3,419,546	7/13/2015	(252,595)	BNP Paribas
SGD	1,011,000	USD	744,113	7/13/2015	(18,951)	UBS AG
EUR	9,200,000	USD	9,880,671	7/13/2015	(459,833)	Citigroup, Inc.
CAD	1,857,223	USD	1,476,366	7/13/2015	(61,378)	Citigroup, Inc.
SEK	51,344,000	USD	5,887,820	7/13/2015	(282,552)	Barclays Bank PLC
SGD	676,000	USD	500,919	7/13/2015	(9,300)	Societe Generale
TRY	1,000,000	USD	359,773	7/20/2015	(6,178)	BNP Paribas
Total unrealized depreciation					(1,691,811)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
COP	Colombian Peso	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	TRY	Turkish Lira
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$83,390,084	$252,813	$83,642,897
Mortgage-Backed Securities Pass-Throughs	—	53,047,337	—	53,047,337
Asset-Backed	—	5,219,657	—	5,219,657
Commercial Mortgage-Backed Securities	—	11,169,426	1,025,000	12,194,426
Collateralized Mortgage Obligations	—	34,131,316	—	34,131,316
Government & Agency Obligations	—	63,766,870	—	63,766,870
Municipal Bonds and Notes	—	18,081,083	—	18,081,083
Preferred Stock (m)	—	15,358	—	15,358
Short-Term Investments (m)	25,784,336	—	—	25,784,336
Derivatives (m)
Futures Contracts	165,630	—	—	165,630
Credit Default Swap Contracts	—	3,080	—	3,080
Interest Rate Swap Contracts	—	1,778,804	—	1,778,804
Forward Foreign Currency Exchange Contracts	—	924,223	—	924,223

Total	$25,949,966	$271,527,238	$1,277,813	$298,755,017

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(335,628)	$—	$—	$(335,628)
Written Options	—	(1,742,194)	—	(1,742,194)
Interest Rate Swap Contracts		(2,002,815)	—	(2,002,815)
Forward Foreign Currency Exchange Contracts	—	(1,691,811)	—	(1,691,811)

Total	$(335,628)	$(5,436,820)	$—	$(5,772,448)

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.

(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$3,080	$—	$—
Foreign Exchange Contracts	$—	$—	$(767,588)	$—
Interest Rate Contracts	$(169,998)	$(224,011)	$—	$(1,032,724)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Plus Income Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2015